STOCK BASED COMPENSATION (Restricted Stock Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Restricted stock
Weighted Average Grant Date Fair Value
Granted (in dollars per share)	$ 1.93	$ 4.05